Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 534	$ 1,223	$ 2,003
Accounts receivable, net of allowances of $536 and $639 at March 31, 2022 and December 31, 2021, respectively	9,277	6,388	7,488
Inventory	975	1,830	1,032
Prepaid expenses and other current assets	1,052	1,046	1,341
Total current assets	11,838	10,487	11,864
Property and equipment, net	4	5	13
Intangible assets, net		35	356
Operating lease right-of-use assets	135	203	474
Other assets			295
Total Assets	11,977	10,730	13,002
Current liabilities:
Accounts payable	18,877	17,980	14,719
Accrued and other liabilities	6,654	5,942	6,194
Obligation under secured borrowing arrangement	6,592	6,446	7,098
Line of credit			743
Operating lease liability	233	342	381
Senior notes payable	7,738	4,555
Convertible notes with a related party	5,330	5,330	2,872
Revolving line of credit, related party	2,747
Total Current Liabilities	48,171	40,595	32,007
Operating lease liability, long term			343
Other long term liabilities	1,861	2,326	5,071
Total Liabilities	50,032	42,921	37,421
Commitments and contingencies (Note 8)
Stockholders’ deficit:
Preferred stock, zero issued and outstanding
Common stock, par value of $0.001 per share; 100,000,000 shares authorized, 33,386,200 and 33,386,200 shares issued as of March 31, 2022 and December 31, 2021, respectively; and 33,386,200 and 33,386,200 shares outstanding as of March 31, 2022 and December 31, 2021, respectively	32	32	32
Additional paid-in capital	183,792	183,355	178,261
Treasury Stock at Cost, 875,621 shares	(10,039)	(10,039)	(10,039)
Accumulated deficit	(211,840)	(205,539)	(192,673)
Total Stockholders’ Deficit	(38,055)	(32,191)	(24,419)
Total Liabilities and Stockholders’ Deficit	$ 11,977	$ 10,730	$ 13,002